Income Tax - Schedule of Deferred Tax Assets (Details)	Jun. 30, 2020 USD ($)
Deferred tax asset
Organizational/Start-up costs	$ 25,745
Total deferred tax asset	25,745
Valuation allowance	$ (25,745)